Revenue - Disaggregation of revenue, timing of contract (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	$ 2,090	$ 9,979	$ 8,341
Internal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	0	8,129	5,297
Non-controlled founded entities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	81	115	93
Controlled founded entities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	1,500	1,500	896
Parent company and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	509	235	2,054
Transferred at a point in time – licensing income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	527	6,809	2,054
Transferred at a point in time – licensing income | Internal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue		6,500	5,297
Transferred at a point in time – licensing income | Non-controlled founded entities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	19	74
Transferred at a point in time – licensing income | Parent company and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	509	235
Transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	1,563	3,171	$ 6,286
Transferred over time | Internal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue		1,629
Transferred over time | Non-controlled founded entities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	63	41
Transferred over time | Controlled founded entities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	$ 1,500	$ 1,500